Principal Accounting Policies (Details 4) ¥ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Advertising Expense
Advertising expenses	¥ 697.9	¥ 466.6	¥ 370.9
Foreign currency translation
Buying rate per US$	0.1544
Land use right.
Intangible assets
Estimated useful lives of assets	over the remaining term of the land use right period
License right
Intangible assets
Estimated useful lives of assets	over the license period
Technology
Intangible assets
Estimated useful lives of assets	10 years
Estimated useful lives of assets	10 years